Brazilian accounts receivable securitization program - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Restricted cash	$ 25,879	$ 33,145	$ 16,055
Allowance for credit expected losses	(11,938)	(2,064)
Total current assets	465,126	487,041
Total non-current assets	339,066	335,080
TOTAL ASSETS	804,192	822,121
Liabilities [Abstract]
Total current liabilities	564,485	474,826
Total non-current liabilities	198,708	220,163
TOTAL LIABILITIES	763,193	694,989
Securitized loans receivable
Assets [Abstract]
Loan receivables	3,963	44
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Koin Vert - Current	2,314	0
Koin Vert - Non current	2,231	0
Total	$ 4,545
Loans receivable, variable interest rate	7.00%
Assets [Abstract]
Restricted cash	$ 1,492	0
Allowance for credit expected losses	(550)	0
Total current assets	4,905	44
Loans receivable	0	0
Total non-current assets	0	0
TOTAL ASSETS	4,905	44
Liabilities [Abstract]
Accounts payable	2	0
Other payables	1	0
Total current liabilities	2,317	0
Total non-current liabilities	2,231	0
TOTAL LIABILITIES	4,548	0
Variable Interest Entity, Primary Beneficiary | Securitized loans receivable
Assets [Abstract]
Loan receivables	$ 3,963	$ 44